SCHEDULE OF MINERAL INTERESTS (Details) - Key Mining Corp [Member] - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Oil and Gas, Full Cost Method, Amortization Expense [Line Items]
Mineral Interests	$ 2,613,634	$ 3,000,277	$ 4,113,634
Cerro Blanco [Member]
Oil and Gas, Full Cost Method, Amortization Expense [Line Items]
Mineral Interests	2,216,568	2,216,568	2,216,568
Ivan [Member]
Oil and Gas, Full Cost Method, Amortization Expense [Line Items]
Mineral Interests	100,000	100,000	100,000
Bell Copper [Member]
Oil and Gas, Full Cost Method, Amortization Expense [Line Items]
Mineral Interests		325,000	650,000
Soldier Creek [Member]
Oil and Gas, Full Cost Method, Amortization Expense [Line Items]
Mineral Interests		61,643	450,000
Trout Creek [Member]
Oil and Gas, Full Cost Method, Amortization Expense [Line Items]
Mineral Interests			400,000
Crystal Mountain [Member]
Oil and Gas, Full Cost Method, Amortization Expense [Line Items]
Mineral Interests	$ 297,066	297,066	297,066
Fiel Rosita [Member]
Oil and Gas, Full Cost Method, Amortization Expense [Line Items]
Mineral Interests